Assets pledged, collateral received and assets transferred - Assets pledged and collateral received (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets pledged as collateral	£ 98,124	£ 93,513
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	42,484	41,030
Assets accepted as collateral that can be sold or repledged in the absence of default	180,233	202,794
Assets accepted as collateral and sold or repledged	136,777	151,378
Trading assets
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	38,896	39,594
Financial investments
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	3,588	1,436
Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,649	990
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	3,300	0
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets pledged as collateral	4,996	18,403
Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets pledged as collateral	17,407	20,247
Equity securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	25,408	23,612
Cash collateral
Disclosure of financial assets [line items]
Financial assets pledged as collateral	45,034	29,963
Other
Disclosure of financial assets [line items]
Financial assets pledged as collateral	£ 330	£ 298